Changes in significant accounting policies (Details Textuals)	Jan. 01, 2019
IFRS 16 [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Weighted average rate	4.81%